Note 19 - Tax assets and liabilities- Tax Recognized in Total Equity (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities and Other [Member]
Disclosure of tax assets and liabilties Line Items
Tax Recognized - Total Equity	€ (87)	€ (355)	€ (533)
Equity instruments [Member]
Disclosure of tax assets and liabilties Line Items
Tax Recognized - Total Equity	(56)	(74)	(2)
Subtotal [Member]
Disclosure of tax assets and liabilties Line Items
Tax Recognized - Total Equity	(143)	(429)	(535)
Total [Member]
Disclosure of tax assets and liabilties Line Items
Tax Recognized - Total Equity	€ (143)	€ (429)	€ (535)